Accumulated other comprehensive income (loss), net of tax (Changes in Each Component of AOCI) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2021	Sep. 30, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		¥ 9,688,157
Less: reclassification adjustments for losses (gains) included in net income		(9,229)
Change during period		38,196	¥ 142,550
Balance at end of fiscal year		10,042,141	9,140,053
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	[1]	318,114	(9,494)
Change during period	[1]	37,671	143,331
Balance at end of fiscal year	[1]	355,785	133,837
Net unrealized gains (losses) on available-for-sale securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		(8,173)	(19,592)
Unrealized gains (losses) during period		6,034	644
Less: reclassification adjustments for losses (gains) included in net income		(525)	754
Change during period		5,509	1,398
Balance at end of fiscal year		(2,664)	(18,194)
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		(86,873)	(109,872)
Foreign currency translation adjustments during period		52,231	(36,652)
Less: reclassification adjustments for losses (gains) included in net income		0	(409)
Change during period		52,231	(37,061)
Balance at end of fiscal year		(34,642)	(146,933)
Pension liability adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		397,153	69,455
Unrealized gains (losses) during period		(5,107)	190,394
Less: reclassification adjustments for losses (gains) included in net income		(9,187)	672
Change during period		(14,294)	191,066
Balance at end of fiscal year		382,859	260,521
Accumulated Own Credit Risk Adjustment Including Portion Attributable to Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		16,007	50,515
Unrealized gains (losses) during period		(6,218)	(9,340)
Less: reclassification adjustments for losses (gains) included in net income		443	(2,732)
Change during period		(5,775)	(12,072)
Balance at end of fiscal year		¥ 10,232	¥ 38,443

[1]	The amounts that have been reclassified out of Accumulated other comprehensive income (loss), net of tax into net income are presented in Note 8 “Accumulated other comprehensive income (loss), net of tax.”